Restructuring of pharmaceutical services business (Details Textual) ₨ in Millions	12 Months Ended
Mar. 31, 2020 INR (₨)
Pharmaceutical Services Business [Member]
Disclosure of Restructuring of pharmaceutical services business [Line Items]
Increase in deferred tax asset	₨ 1,264